CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Legal reserve USD ($)	Legal reserve JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Net income attributable to the non-controlling interest USD ($)	Net income attributable to the non-controlling interest JPY (¥)	Net income attributable to Makita Corporation USD ($)	Net income attributable to Makita Corporation JPY (¥)
Beginning Balance at Mar. 31, 2008		¥ 319,014,000,000		¥ 23,805,000,000		¥ 45,753,000,000		¥ 5,669,000,000		¥ 249,191,000,000		¥ (7,657,000,000)		¥ (263,000,000)		¥ 2,516,000,000
Purchases of treasury stock		(17,655,000,000)												(17,655,000,000)
Retirement of treasury stock		0				(329,000,000)				(11,135,000,000)				11,464,000,000
Disposal of treasury stock		15,000,000				(4,000,000)								19,000,000
Cash dividends		(14,090,000,000)								(13,855,000,000)						(235,000,000)
Comprehensive income (loss)
Net income		33,712,000,000								33,286,000,000						426,000,000		33,286,000,000
Foreign currency translation adjustment		(28,497,000,000)										(28,051,000,000)				(446,000,000)		(28,051,000,000)
Unrealized holding gains on available-for-sale securities		(3,065,000,000)										(3,065,000,000)						(3,065,000,000)
Pension liability adjustment		(3,688,000,000)										(3,688,000,000)						(3,688,000,000)
Total comprehensive income		(1,538,000,000)														(20,000,000)		(1,518,000,000)
Ending Balance at Mar. 31, 2009		285,746,000,000		23,805,000,000		45,420,000,000		5,669,000,000		257,487,000,000		(42,461,000,000)		(6,435,000,000)		2,261,000,000
Purchases of treasury stock		(10,000,000)												(10,000,000)
Cash dividends		(9,152,000,000)								(8,955,000,000)						(197,000,000)
Capital transactions and other		181,000,000														181,000,000
Comprehensive income (loss)
Net income		22,566,000,000								22,258,000,000						308,000,000		22,258,000,000
Foreign currency translation adjustment		(3,018,000,000)										(2,931,000,000)				(87,000,000)		(2,931,000,000)
Unrealized holding gains on available-for-sale securities		2,430,000,000										2,430,000,000						2,430,000,000
Pension liability adjustment		930,000,000										930,000,000						930,000,000
Total comprehensive income		22,908,000,000														221,000,000		22,687,000,000
Ending Balance at Mar. 31, 2010		299,673,000,000		23,805,000,000		45,420,000,000		5,669,000,000		270,790,000,000		(42,032,000,000)		(6,445,000,000)		2,466,000,000
Purchases of treasury stock		(8,000,000)												(8,000,000)
Cash dividends		(7,299,000,000)								(7,163,000,000)						(136,000,000)
Comprehensive income (loss)
Net income	364,711,000	30,271,000,000								29,905,000,000						366,000,000		29,905,000,000
Foreign currency translation adjustment		(11,716,000,000)										(11,549,000,000)				(167,000,000)		(11,549,000,000)
Unrealized holding gains on available-for-sale securities		(838,000,000)										(838,000,000)						(838,000,000)
Pension liability adjustment		(405,000,000)										(405,000,000)						(405,000,000)
Total comprehensive income	208,578,000	17,312,000,000													2,398,000	199,000,000	206,181,000	17,113,000,000
Ending Balance at Mar. 31, 2011	$ 3,731,060,000	¥ 309,678,000,000	$ 286,807,000	¥ 23,805,000,000	$ 547,229,000	¥ 45,420,000,000	$ 68,301,000	¥ 5,669,000,000	$ 3,536,530,000	¥ 293,532,000,000	$ (660,530,000)	¥ (54,824,000,000)	$ (77,747,000)	¥ (6,453,000,000)	$ 30,470,000	¥ 2,529,000,000